Property, Plant, and Equipment	3 Months Ended	12 Months Ended
	Apr. 02, 2022	Jan. 01, 2022
Property, Plant and Equipment [Abstract]
Property and Equipment
4. Property and Equipment
Property, equipment, and other fixed assets as of April 2, 2022 and January 1, 2022 are as follows:

	April 2,	January 1,
	2022	2022

Land	$4,501	$4,501
Manufacturing machinery and equipment	36,099	35,688
Leasehold improvements	4,873	4,599
Construction in progress	4,974	3,571
Other	13,939	13,287

	$64,386	$61,646
Less accumulated depreciation	(21,802)	(20,039)

	$42,584	$41,607

4. Property and Equipment
Property, equipment, and other fixed assets as of January 1, 2022 and December 26, 2020 are as follows:

	January 1,	December 26,
	2022	2020
Land	$4,501	$3,361
Manufacturing machinery and equipment	35,688	26,447
Leasehold improvements	4,599	5,127
Construction in progress	3,571	2,170
Other	13,287	8,084

	$61,646	$45,190
Less accumulated depreciation	(20,039)	(14,219)

	$41,607	$30,971

For the years ended January 1, 2022, December 26, 2020, and December 28, 2019, the Company incurred depreciation expense of
$6,450
,
$5,985,
 and $4,812, respectively.